Leases, Additional information on right-of-use assets by class of assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additional information on right-of-use assets [Abstract]
Carrying amount	$ 560,099	$ 0
Depreciation expense	111,586
Financial cost	70,225	$ 0	$ 0
Corporate building [Member]
Additional information on right-of-use assets [Abstract]
Carrying amount	464,020
Depreciation expense	49,716
Financial cost	55,221
Warehouse [Member]
Additional information on right-of-use assets [Abstract]
Carrying amount	43,756
Depreciation expense	40,212
Financial cost	8,751
Courtyards [Member]
Additional information on right-of-use assets [Abstract]
Carrying amount	49,241
Depreciation expense	10,794
Financial cost	5,377
Cranes [Member]
Additional information on right-of-use assets [Abstract]
Carrying amount	915
Depreciation expense	2,197
Financial cost	221
Major Vessel Maintenance [Member]
Additional information on right-of-use assets [Abstract]
Carrying amount	2,167
Depreciation expense	8,667
Financial cost	$ 655